16. Cash and cash equivalents	12 Months Ended
Dec. 31, 2018
Cash And Cash Equivalents
Cash and cash equivalents
	12.31.18	12.31.17
Cash and banks	27,608	122,349
Total cash and cash equivalents	27,608	122,349